OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payables and accrued liabilities
	As of March 31,	As of March 31,
	2025	2024
Advances from customers	$73,321	$73,953
Loan payable to the third party	2,250,000	2,250,000
Interest payable	218,630	39,167
Deposit	50,000	50,000
Others	29,612	32,955
Total	$2,621,563	$2,446,075